Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	¥ 571,024	¥ 593,634	¥ 752,688
Cost of revenues, related parties amounts	366,375	367,334	480,755
Research and development expenses, related parties amounts			1,974
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	919	1,377	5,994
Cost of revenues, related parties amounts	¥ 3,623